Unaudited Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Loss before income tax	R$ (28,074)	R$ (34,101)	R$ (244,304)	R$ (112,430)	R$ (73,864)
Adjustments for:
Depreciation and amortization	9,716	9,128	18,715	17,234	13,578
Share-based payment expense	641	4,579	6,255	9,884	3,738
Adjustment in provision for risks	(1,676)	2,904	(1,395)	(1,953)	10,007
Interest on loans, financing and debentures	5,170	7,233	15,117	14,704	5,804
Interest on lease liabilities	267	49	316	175	103
Amendment to lease liability			(217)
Allowance for expected credit loss	10	356	440	20	117
Write-offs accounts receivable	292		953		487
Impairment of goodwill			11,373	86,897	6,758
(Gain) Loss on disposal of assets	(21)	1,617	1,589	116	134
Deferred and contingent consideration adjustment	29,621	26,380	40,535	16,294	32,365
Employee bonus provision	809	1,233	2,001	2,470	1,661
Taxes on provisions				399
Fair value of derivative warrant liabilities	(1,900)		(14,507)
Listing Expense			176,282
Fair value of subscription rights		619	(2,941)	(14,495)	2,619
Decrease (increase) in operating assets:
Trade accounts receivable	(1,470)	319	(2,519)	153	(3,027)
Other assets	(3,535)	(7,054)	(32,230)	(2,532)	(943)
Increase (decrease) in operating liabilities:
Accounts payable to suppliers	11,061	6,324	38,956	2,023	(3,320)
Salaries and labor charges	519	221	(1,118)	3,653	2,133
Taxes and fees	1,607	4,649	2,534	1,366	(464)
Deferred revenue	574	(286)	(675)	(548)	4,330
Other liabilities	(117)	(1,981)	(2,727)	(2,596)	(3,991)
Income taxes paid	(5,982)	(4,970)	(9,624)	(6,638)	(4,953)
Net cash from operating activities	17,220	17,219	2,809	14,196	(6,728)
Investment activities
Cash payments to acquire property and equipment	(1,163)	(1,742)	(3,570)	(1,330)	(1,085)
Cash payments to acquire intangibles	(6,598)	(4,516)	(8,648)	(2,992)	(2,723)
Acquisition of subsidiaries – net of cash acquired					(90,979)
Net cash used in investment activities	(7,761)	(6,258)	(12,218)	(4,322)	(94,787)
Financing activities
Payment of principal loans and financing	(10,789)	(299)	(9,451)	(10,101)	(10,962)
Interest paid	(3,955)	(6,399)	(14,784)	(12,602)	(3,546)
Payment of principal portion of lease liabilities	(539)	(498)	(1,053)	(1,064)	(596)
Proceeds from debentures, loans, and financing	5,700	6,864	18,617	8,750	73,736
Additions and contractual changes to the lease		52
Capital increase	10,645	61	29,060		35,693
Proceeds on issuance of subscription rights		23,556		3,750	15,150
Distributions paid to non-controlling interest	(1,228)	(4,152)	(5,093)	(556)
Proceeds from investors and related party loans				8,961
Proceeds from related party loans					14,793
Payment of principal on related party loans	(127)				(3,000)
Payment of deferred and contingent consideration on acquisitions	(7,315)	(27,391)	(4,504)	(9,898)	(10,500)
Net cash (used in) from financing activities	(7,608)	(8,206)	12,792	(12,760)	110,768
Net (decrease) increase in cash and cash equivalents	1,851	2,755	3,383	(2,886)	9,253
Cash and cash equivalents at the beginning of the year	11,398	8,015	8,015	10,901	1,648
Cash and cash equivalents at the end of the year	13,249	10,770	11,398	8,015	10,901
Net (decrease) increase in cash and cash equivalents	R$ 1,851	R$ 2,755	R$ 3,383	R$ (2,886)	R$ 9,253